EQUITY-BASED COMPENSATION - Assumptions of Market-Based Performance Share Units (Details) - PSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.00%	26.00%	27.00%
Risk-free interest rate	3.96%	4.36%	4.35%
Weighted-average fair value of PSUs granted (in USD per share)	$ 296.52	$ 362.38	$ 203.18